OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
OTHER CURRENT LIABILITIES [Abstract]
Schedule of Other Current Liabilities
	As of December 31,
	2014	2013
Government payables	$7,344	$1,332
Capital leases	559	637
Interest payable in relation to debentures	2,207	3,727
TJP facility closure related accruals	4,603	--
Other	1,906	2,298
	$16,619	$7,994